Note 11 - (Loss) Earnings Per Common Share	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
11.	(Loss)/Earnings Per Common Share:

All shares issued (including non-vested shares issued under the Company’s stock incentive plans) are the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not have a contractual obligation to share in the losses.

For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes:

•	the potential dilution that could occur if warrants to issue common stock were exercised, to the extent that they are dilutive, using the treasury stock method, and
•	any shares granted and vested but not issued up to the reporting date.

The components of the calculation of basic and diluted earnings per share for the periods ended June 30, 2015 and 2016 are as follows:

	Six months ended June 30,
	2015	2016
Income:
Net (loss)/income	(5,361)	290

Earnings per share:
Weighted average common shares outstanding, basic and diluted	1,959,603	3,426,780

(Loss)/earnings per share, basic and diluted	(2.74)	0.08

For the period ended June 30, 2016, no potential dilution that could occur if our
5,273,820 warrants outstanding as of June 30, 2016 to issue common stock were exercised was included in the calculation of diluted earnings per share, since the warrants were not “in the money” (see Note 12)
.